Other reserves	12 Months Ended
Mar. 31, 2025
Other reserves.
Other reserves

15.         Other reserves

The total share-based payments reserve at March 31, 2025 was approximately €38m (2024: €34m; 2023: €41m). The total cash flow hedge reserve amounted to negative €21m at March 31, 2025 (2024: positive €266m; 2023: positive €31m). Further details of the Group’s derivatives are set out in Note 11 of the consolidated financial statements.